Financial Instruments - Derivatives financial risks (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	€ 3,151	€ 6,452
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	23,963	40,724
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	736	1,192
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 21,547	€ 35,464